Share-based compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based compensation
Total	¥ 4,225	$ 579	¥ 11,574	¥ 15,515
Cost of revenue
Share-based compensation
Total	2		3	2
Research and development
Share-based compensation
Total	138	19	850	1,188
Sales and marketing
Share-based compensation
Total	3,354	460	7,957	13,957
General and administrative
Share-based compensation
Total	¥ 731	$ 100	¥ 2,764	¥ 368